Other expenses and income	12 Months Ended
Jun. 30, 2023
Other expenses and income
Other expenses and income
5	Other expenses and income*

	2023	2022	2021
for the year ended 30 June	Rm	Rm	Rm
Includes:
Derivative (gains)/losses[1]	(3 287)	18 325	(2 282)
Translation (gains)/losses[2]	(2 728)	(693)	(5 510)
Trade and other receivables	(1 436)	(456)	1 233
Trade and other payables	171	(147)	(158)
Foreign currency loans	161	785	(6 318)
Other[3]	(1 624)	(875)	(267)
Exploration expenditure and feasibility costs	751	366	295
Professional fees	2 455	1 916	2 828
Expected credit losses raised/(released)	234	(39)	(87)
*

From the current year certain items were considered immaterial, namely Exploration expenditure and feasibility costs and Translation (gains)/losses. These items were previously presented as separate lines in the Income statement and are now presented as part of Other expenses and income.

1	Relates mainly to the Group’s hedging activities and embedded derivatives. Refer to page 118.
2	Relates mainly to the effect of the weakening of the Rand on the translation of foreign operations and intergroup exposure on foreign currency loans.
3	Other translation gains includes translation of intergroup treasury balances which increased during the year.

Research and development expenditure amounting to R1 388 million (2022: R1 160 million; 2021: R1 246 million) was expensed and is included in Employee-related expenditure, Depreciation and amortisation and Other expenses and income in the Income statement.